Shareholders’ Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Shareholders’ Equity

NOTE 11 – SHAREHOLDERS’ EQUITY

Shengshi’s initial registered capital was RMB 20,000,000 (approximately $3.3 million). On December 1, 2016, the Board of Shareholders approved a resolution to increase the registered capital RMB 100 million (approximately $14.8 million). The additional capital was fully funded on December 29, 2016 by its shareholders. In March and June 2017, the Company further increased registered capital to RMB 260,000,000 (approximately $38.1 million) through additional capital contributions by shareholders.

On October 24, 2017, the Board of Directors adopted a consent resolution to effectuate a 12.5:1 stock reverse split, to sub-divide the original 500,000,000 issued ordinary shares of a nominal or par value of US$0.0001 in the capital of the Company into 40,000,000 ordinary shares of a nominal or par value of US$0.00125. Simultaneously, the Company increased 60,000,000 authorized common shares. As a result, the Company had 100,000,000 authorized common shares, $0.00125 par value per share, of which 40,000,000 were issued and outstanding as of December 31, 2017.

Furthermore, the Board of Directors adopted an amended and restated memorandum and articles of association, which became effective immediately prior to the completion of its IPO. Pursuant to which, the Company will have two classes of shares, the Class A ordinary shares and Class B ordinary shares. The authorized share capital upon completion of IPO will be $125,000.00 divided into 100,000,000 shares of a par value of $ 0.00125 each, comprised of (1) 60,000,000 Class A ordinary shares, (2) 39,000,000 Class B ordinary shares and (3) 1,000,000 preferred shares. As of December 31, 2017 and 2016, nil preferred shares were issued and outstanding.

Except for conversion rights and voting rights, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank, including but not limited to the rights to dividends and other capital distributions. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. In addition, (i) each Class B ordinary share shall automatically and immediately be converted into one Class A ordinary share if at any time the total number of the issued and outstanding Class B ordinary shares is less than 5% of the total number of ordinary shares of our company issued and outstanding immediately following this offering, and (ii) upon any sale, transfer, assignment or disposition of Class B ordinary shares by a holder thereof to any person or entity which is not an Affiliate (as defined in our post-offering amended and restated memorandum and articles of association) of such holder, such Class B ordinary shares shall be automatically and immediately converted into an equal number of Class A ordinary shares. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. In respect of matters requiring shareholders’ vote, each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to 10 votes.

All the existing shareholders and directors of the Company consider the stock reverse split of 12.5:1 of the original 500 million ordinary shares on October 24, 2017 and reclassification of the Company’s ordinary shares were part of the company’s recapitalization to result in 35,638,640 Class B ordinary shares and 4,361,360 Class A ordinary shares issued and outstanding prior to completion of its initial public offering. The Company believes it is appropriate to reflect stock reverse split on a retroactive basis similar to stock split or dividend pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all the periods presented.